Contract Assets (Tables)	12 Months Ended
Mar. 31, 2026
Contract Assets
Schedule of contract assets, net

Contract assets, net consisted of the following as of March 31:

	As of March 31,
	2026	2025
	USD	USD
Contract assets:
Retainage included in contract assets due to being conditional on something other than solely passage of time	431,513	355,344
Less: allowance for expected credit loss	(26,938)	(33,384)
Contract assets, net	404,575	321,960

Contract assets, current	183,809	48,451
Contract assets, non-current	220,766	273,509

Schedule of retainage before net of allowance for expected credit loss

The movement of retainage before net of allowance for expected credit loss is as follows:

	As of March 31,
	2026	2025
	USD	USD
Balance at beginning of the year	355,344	245,913
Increase as a result of changes in progress of ongoing projects	111,433	133,450
Reclassified to accounts receivable as payment becomes unconditional	(35,264)	(24,019)
Balance at end of the year	431,513	355,344

Schedule of allowance for expected credit loss of contract assets, net

The movement of allowance for expected credit loss of contract assets, net are as follows:

	As of March 31,
	2026	2025
	USD	USD
Balance at beginning of the year	33,384	10,318
(Reversal) / addition during the year	(6,446)	23,066
Balance at end of the year	26,938	33,384